Consolidated Statements Of Operations And Comprehensive Loss (Parenthetical) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Consolidated Statements Of Operations And Comprehensive Loss [line items]
Foreign exchange on borrowings	[1]	$ 635	$ (268)
Borrowings [member]
Consolidated Statements Of Operations And Comprehensive Loss [line items]
Foreign exchange on borrowings		$ 224	$ (98)

[1]	For the year ended December 31, 2017, a gain of $224 relates to foreign exchange on borrowings. For the year ended December 31, 2016, a loss of $98 relates to foreign exchange on borrowings.